Related Parties - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Compensation Of Key Management Personnel [abstract]
Short-term employee benefits	$ 73	$ 65
Post-employment benefits	6	5
Share-based payments	73	57
Termination benefits	0
Other long-term benefits	3	2
Total	$ 155	$ 129